Document and Entity Information	12 Months Ended
Nov. 02, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 7
Central Index Key	0000803191
Amendment Flag	false
Document Creation Date	Nov. 02, 2012
Document Effective Date	Nov. 02, 2012
Prospectus Date	Nov. 02, 2012